INCOME TAXES (Details 1) - CAD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Canada [Member]
IfrsStatementLineItems [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 68,252,000	$ 60,189,000
Temporary differences expiry date	2024 to 2043	2024 to 2042
United States [Member]
IfrsStatementLineItems [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 21,950,000	$ 20,476,000
Temporary differences expiry date	2037 to indefinite	2037 to indefinite
Peru [Member]
IfrsStatementLineItems [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 19,966,000	$ 18,630,000
Temporary differences expiry date	Indefinite	Indefinite
Share Issuance Costs [Member]
IfrsStatementLineItems [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 2,402,000	$ 3,373,000
Temporary differences expiry date	2024 to 2026	2023 to 2026
Property And Equipment [Member]
IfrsStatementLineItems [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 615,000	$ 599,000
Temporary differences expiry date	No expiry date	No expiry date
Non Capital Losses Available For Future Period [Member]
IfrsStatementLineItems [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 110,168,000	$ 99,295,000
Temporary differences expiry date	2024 to 2043	2024 to 2042
Exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Temporary differences unused tax credits and unused tax losses	$ 25,897,000	$ 7,320,000
Temporary differences expiry date	No expiry date	No expiry date